GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	$ 341
Separate Accounts	790
Net amount at risk, gross	46
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	0
Average attained age of contractholders	66 years 7 months 6 days
Percentage of contractholders over age 70	27.20%
Contractually Specified Interest Rates	5.0%
Guaranteed Minimum Income Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	61
Net amount at risk, gross	2
Weighted average years remaining until annuitization	1 year 6 months 0 days
Contractually Specified Interest Rates	5.0%
Return Of Premium [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	119
Separate Accounts	321
Net amount at risk, gross	2
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	0
Average attained age of contractholders	66 years 2 months 12 days
Percentage of contractholders over age 70	26.80%
Ratchet [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	192
Separate Accounts	407
Net amount at risk, gross	33
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	0
Average attained age of contractholders	66 years 10 months 24 days
Percentage of contractholders over age 70	27.50%
Roll Up [Member] | Guaranteed Minimum Income Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	61
Net amount at risk, gross	2
Weighted average years remaining until annuitization	1 year 6 months 0 days
Contractually Specified Interest Rates	5.0%
Combo [Member] | Guaranteed Minimum Death Benefit [Member]
Net Amount At Risk By Product And Guarantee [Line Items]
General Account	30
Separate Accounts	62
Net amount at risk, gross	11
Net Amount At Risk By Product And Guarantee Net Of Amount Reinsured	$ 0
Average attained age of contractholders	67 years 0 months 0 days
Percentage of contractholders over age 70	26.70%
Contractually Specified Interest Rates	5.0%